UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS SUPPLEMENTARY CASH FLOW - USD ($) $ in Thousands		Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
Statement of Cash Flows [Abstract]
Cash and cash equivalents		$ 75,781	$ 246,954	$ 206,821	$ 65,710
Restricted cash and short-term deposits		27,106	27,306	21,817	44,927
Restricted cash - non-current		145,932	155,627	158,476	117,488
Cash, cash equivalents, restricted cash and restricted cash equivalents	[1],[2]	$ 248,819	$ 429,887	$ 387,114	$ 228,125

[1]	Following the adoption of the amendments to ASC 230, the statement of cash flows presents the change in the period in total cash, cash equivalents and restricted cash. These amendments have been applied retrospectively for the nine months ended September 30, 2017. Included within restricted cash are security deposits for our capital lease, debt facility and performance guarantees issued to the charterers.
[2]	The following table identifies the balance sheet line-items included in ‘cash, cash equivalents and restricted cash’ presented in the consolidated statements of cash flows: